Share capital, share premium and own shares	6 Months Ended
Jun. 30, 2018
Share capital, share premium and own shares
Share capital, share premium and own shares

C9     Share capital, share premium and own shares

	30 Jun 2018			31 Dec 2017
	Number of	Share	Share	Number of	Share	Share
	ordinary shares	capital	premium	ordinary shares	capital	premium
		£m	£m		£m	£m
Issued shares of 5p each fully paid:
At 1 January	2,587,175,445	129	1,948	2,581,061,573	129	1,927
Shares issued under share-based schemes	4,697,422	—	6	6,113,872	—	21
At end of period	2,591,872,867	129	1,954	2,587,175,445	129	1,948

Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of shares, net of issue costs, and the nominal value of shares issued is credited to the share premium account.

At 30 June 2018, there were options outstanding under Save As You Earn schemes to subscribe for shares as follows:

	Number of shares	Share price				Exercisable
	to subscribe for	range				by year
		from		to
30 June 2018	5,851,810	629	p	1,455	p	2023
31 December 2017	6,448,853	629	p	1,455	p	2023

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) either in relation to its employee share schemes or via transactions undertaken by authorised investment funds that the Group is deemed to control. The cost of own shares of £197 million at 30 June 2018 (31 December 2017: £250 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 30 June 2018, 9.7 million (31 December 2017: 11.4 million) Prudential plc shares with a market value of £168 million (31 December 2017: £218 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the period was 14.9 million which was in March 2018.

The Company purchased the following number of shares in respect of employee incentive plans:

	Number of shares
	purchased	Cost
	(in millions)	£m
Half year 2018	1.8	32.2
Full year 2017	3.9	66.1

The Group has consolidated a number of authorised investment funds where it is deemed to control these funds under IFRS. Some of these funds hold shares in Prudential plc. The total number of shares held by these funds at 30 June 2018 was 4.8 million (31 December 2017: 6.4 million) and the cost of acquiring these shares of £46 million (31 December 2017: £71 million) is included in the cost of own shares. The market value of these shares as at 30 June 2018 was £84 million (31 December 2017: £121 million). During 2018, these funds made disposals of 1,556,423 Prudential shares (31 December 2017: additions of 372,029) for a net decrease of £24.4 million to book cost (31 December 2017: net increase of £9.4 million).

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above the Group did not purchase, sell or redeem any Prudential plc listed securities during half year 2018 or 2017.